INTANGIBLES, NET	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLES, NET

NOTE 5 – INTANGIBLES, NET

Intangible assets consisted of the following as of September 30, 2024 and December 31, 2023:

	September 30,	December 31,
	2024	2023
Customer Lists	$687,500	$1,137,807
Intellectual Property	-	5,228,548
Tradenames	-	509,818
Noncompete Agreement	-	282,948
Less: accumulated amortization	(120,312)	(505,091)
Net book value	$567,188	$6,654,030

During the nine months ended September 30, 2024, and as a result of the financial performance of the Digester Segment, the Company concluded it was more likely than not that the fair value of the intangible assets were less than their carrying amount. Therefore, the Company performed an impairment assessment of the intangible assets. The quantitative impairment test indicated the fair value of the intangible assets were that was lower than their carrying value, and as a result, the intangibles were impaired with an impairment expense of $ 5,508,595 during the nine months ended September 30, 2024.

Amortization expense from intangible assets was $578,247 and $464,589 for the nine months ended September 30, 2024 and 2023, respectively, and $194,030 and $287,990 for the three months ended September 30, 2024 and 2023, respectively.

NOTE 5 – INTANGIBLES, NET

Intangible assets consisted of the following as of December 31, 2023 and 2022:

	December 31,	December 31,
	2023	2022
Customer Lists	$1,137,807	$687,500
Intellectual Property	5,228,548	-
Tradenames	509,818	-
Noncompete Agreement	282,948	-

Less: accumulated amortization	(505,091)	-
Net book value	$6,654,030	$687,500

Amortization expense from intangible assets was $505,091 and $0 for the years ended December 31, 2023 and 2022, respectively.

On December 9, 2022, Titan entered into a purchase agreement with WTI Global, Inc. (the “seller” or “WTI”) for consideration of approximately $687,500 in exchange for intangible assets. The entire purchase consideration was allocated as fair value to the customer lists acquired from the seller. The $687,500 was funded through a combination of a note payable to the seller of $170,000 and an equity infusion from a member of Titan for $517,500. See Note 9 – Notes Payable and Note 10 – Convertible Notes Payable for further details.

As a result of the Titan Merger, the Company recorded $5,228,548 of intellectual property, $509,818 of tradenames, a $450,307 customer list, and a $282,948 noncompete agreement on the acquisition date (Note 3 – Business Combinations).

Future amortization expense from intangible assets as of December 31, 2023 were as follows:

For the Year Ended,
December 31,
2024	$772,466
2025	770,356
2026	770,356
2027	770,356
2028	711,930
Thereafter	2,858,566
Total remaining amortization expense	$6,654,030